Supplement to

CALVERT VARIABLE SERIES, INC.
Ameritas Focused MidCap Value Portfolio

Statement of Additional Information dated April 30, 2006

Date of Supplement: November 20, 2006

Under "Portfolio Manager Disclosure -- Other Accounts Managed by Portfolio Managers of the Portfolios" on page 29 of the Statement of Additional Information, delete the chart under "Focused MidCap Value" relating to Floyd J. Bellman of Harris Associates L.P. ("Harris") and add the following prior to the chart for Robert Levy:

Harris:
Michael J. Mangan
Accounts Managed other than Focused MidCap Value as of October 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	9	3	153
Total Assets in Other Accounts Managed	$2,109,375,636	$155,428,007	$2,600,000,000
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	1
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$7,008,654

Under "Portfolio Manager Disclosure -- Potential Conflicts of Interest in Managing a Portfolio and Other Accounts" on page 33 of the Statement of Additional Information, delete the heading under "Focused MidCap Value" and replace with the following:

Harris:
Michael J. Mangan and Robert Levy (as of October 31, 2006 for Mr. Mangan)

Under "Portfolio Manager Disclosure -- Compensation of Portfolio Managers of the Portfolios" on page 37 of the Statement of Additional Information, delete the heading and the title of the chart under "Focused MidCap Value" and replace with the following:

Harris:

Michael J. Mangan and Robert Levy

Compensation with Respect to Management of Focused MidCap Value and Other Accounts as of December 31, 2005 (October 31, 2006 for Mr. Mangan)

Under "Portfolio Manager Disclosure -- Securities Ownership of Portfolio Managers of the Portfolios" on page 39 of the Statement of Additional Information, delete the information for Floyd J. Bellman of Harris and revise the chart for Focused MidCap Value as follows:

Portfolio	Firm	Name of Portfolio Manager	Portfolio Ownership
Focused MidCap Value	Harris	Michael J. Mangan (as of October 31, 2006)	None
		Robert Levy	None